Obligations under capital leases (Narrative) (Details) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Guarantee deposit	$ 129	¥ 800
Lease Expiring Term	3 years
Fixed Interest Rate Under Capital Lease	6.49%